Net Income Per Limited Partner Unit (EPU) (Details) - USD ($)						1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 22, 2015	Jul. 21, 2015	Apr. 23, 2015	Jan. 26, 2015	Nov. 19, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Nov. 18, 2014
Earnings per partnership unit basic and diluted
Units outstanding									0
Cash distribution declared per unit (in dollars per share)				$ 0.1344			$ 0.1344
Cash distribution declared				$ 1,000,000				$ 1,053,533
Minimum quarterly distribution per unit (in dollars per share)				$ 0.2875
Minimum annual distribution per unit (in dollars per share)				$ 1.15
Prorated period for distribution					43 days
Net loss attributable to partners
Distribution declared				$ 1,000,000				1,053,533
Undistributed net loss								(3,751,881)
Net loss attributable to partners						$ (2,698,348)	$ (2,698,348)	$ (2,698,348)
Weighted-average units outstanding
Weighted-average units outstanding - basic and diluted (in shares)								7,837,774
Subsequent event
Earnings per partnership unit basic and diluted
Cash distribution declared per unit (in dollars per share)	$ 0.3175	$ 0.3075	$ 0.2975
Quarterly distribution declared per unit , on an annualized basis (in dollars per share)	$ 1.27	$ 1.23	$ 1.19
Common Unitholders, Public
Net loss attributable to partners
Net loss attributable to partners						(1,619,009)
Weighted-average units outstanding
Weighted-average units outstanding - basic and diluted (in shares)								4,702,665
Net income per limited partner unit
Units - basic and diluted (in dollars per share)							$ (0.34)	$ (0.34)
Subordinated Unitholder, Landmark
Net loss attributable to partners
Net loss attributable to partners						$ (1,079,339)
Weighted-average units outstanding
Weighted-average units outstanding - basic and diluted (in shares)								3,135,109
Net income per limited partner unit
Units - basic and diluted (in dollars per share)							$ (0.34)	$ (0.34)
Limited Partners | Common Unitholders, Public
Earnings per partnership unit basic and diluted
Cash distribution declared								$ 632,174
Net loss attributable to partners
Distribution declared								632,174
Undistributed net loss								(2,251,183)
Net loss attributable to partners								$ (1,619,009)
Weighted-average units outstanding
Weighted-average units outstanding - basic and diluted (in shares)								4,702,665
Net income per limited partner unit
Units - basic and diluted (in dollars per share)								$ (0.34)
General Partner, Landmark | Subordinated Unitholder, Landmark
Earnings per partnership unit basic and diluted
Cash distribution declared								$ 421,359
Net loss attributable to partners
Distribution declared								421,359
Undistributed net loss								(1,500,698)
Net loss attributable to partners								$ (1,079,339)
Weighted-average units outstanding
Weighted-average units outstanding - basic and diluted (in shares)								3,135,109
Net income per limited partner unit
Units - basic and diluted (in dollars per share)								$ (0.34)